Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 5,603,227	$ 767,639	¥ 9,483,524	¥ 5,316,277